Basis of Presentation (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Basis of Presentation
Transfers amount of fair value measurement levels	$ 0	$ 0	$ 0	$ 0